iShares
®
MSCI United Kingdom ETF
Schedule of Investments
(unaudited)
May 31, 2026
(Percentages shown are based on Net Assets)
1
Schedule of Investments
Security Shares Value
a
Common Stocks
Aerospace & Defense  —  7 .7%
BAE Systems PLC ........................ 3,238,240 $ 88,101,864
Melrose Industries PLC ..................... 1,379,833 8,708,038
Rolls-Royce Holdings PLC .................. 9,283,342 167,024,176
263,834,078
a
Banks  —  19 .2%
Barclays PLC ........................... 15,124,535 92,396,707
HSBC Holdings PLC ...................... 18,993,060 356,656,060
Lloyds Banking Group PLC .................. 64,730,291 88,540,292
NatWest Group PLC ....................... 8,821,091 70,945,706
Standard Chartered PLC .................... 1,967,409 52,686,714
661,225,479
a
Beverages  —  1 .8%
Coca-Cola HBC AG , Class DI
(a)
............... 221,564 12,709,903
Diageo PLC ............................ 2,461,025 50,447,438
63,157,341
a
Broadline Retail  —  0 .7%
Next PLC .............................. 126,937 22,513,823
a
Capital Markets  —  2 .9%
3i Group PLC ........................... 1,075,979 32,677,269
London Stock Exchange Group PLC ............ 492,861 59,635,829
Schroders PLC .......................... 890,164 6,973,705
99,286,803
a
Commercial Services & Supplies  —  0 .5%
Rentokil Initial PLC ........................ 2,792,044 16,777,021
a
Consumer Staples Distribution & Retail  —  1 .7%
J Sainsbury PLC ......................... 1,885,253 7,490,610
Marks & Spencer Group PLC ................. 2,283,017 10,902,595
Tesco PLC ............................. 7,057,575 40,909,503
59,302,708
a
Diversified Consumer Services  —  0 .2%
Pearson PLC ........................... 522,170 7,761,749
a
Diversified REITs  —  0 .2%
Land Securities Group PLC .................. 823,499 6,952,453
a
Diversified Telecommunication Services  —  0 .5%
BT Group PLC .......................... 6,334,937 17,764,851
a
Electric Utilities  —  1 .2%
SSE PLC .............................. 1,339,829 41,900,732
a
Electronic Equipment, Instruments & Components  —  0 .7%
Halma PLC ............................. 410,277 25,789,152
a
Financial Services  —  0 .6%
M&G PLC .............................. 2,477,667 10,501,249
Wise Group PLC , Class A
(a)
.................. 793,576 9,941,592
20,442,841
a
Food Products  —  0 .2%
Associated British Foods PLC ................ 312,313 7,642,700
a
Health Care Equipment & Supplies  —  0 .4%
Smith & Nephew PLC ...................... 849,509 12,662,321
a
Health Care Providers & Services  —  0 .0%
NMC Health PLC
(a) (b)
....................... 122,262 2
a
Security Shares Value
a
Hotels, Restaurants & Leisure  —  2 .5%
Compass Group PLC ...................... 1,879,507 $ 60,276,302
InterContinental Hotels Group PLC ............. 157,690 24,181,950
84,458,252
a
Household Products  —  1 .3%
Reckitt Benckiser Group PLC ................. 709,766 43,679,911
a
Industrial Conglomerates  —  0 .3%
Smiths Group PLC ........................ 336,391 11,105,841
a
Industrial REITs  —  0 .4%
Segro PLC ............................. 1,346,687 13,054,537
a
Insurance  —  3 .2%
Admiral Group PLC ....................... 287,776 12,733,673
Aviva PLC ............................. 3,348,679 27,564,113
Legal & General Group PLC ................. 5,789,208 21,072,664
Prudential PLC .......................... 2,789,817 39,692,267
Standard Life PLC ........................ 778,711 8,101,922
109,164,639
a
Machinery  —  0 .2%
Spirax Group PLC ........................ 81,600 7,598,657
a
Media  —  0 .4%
Informa PLC ............................ 1,406,006 15,275,533
a
Metals & Mining  —  9 .0%
Anglo American PLC ...................... 1,171,894 62,716,650
Antofagasta PLC ......................... 381,385 21,009,518
Endeavour Mining PLC ..................... 235,777 14,492,413
Fresnillo PLC ........................... 203,623 8,947,059
Glencore PLC
(a)
.......................... 10,376,918 78,920,532
Rio Tinto PLC ........................... 1,179,043 125,227,790
311,313,962
a
Multi-Utilities  —  2 .9%
Centrica PLC ........................... 4,924,235 12,422,460
National Grid PLC ........................ 5,497,154 88,232,238
100,654,698
a
Oil, Gas & Consumable Fuels  —  11 .2%
BP PLC ............................... 17,354,262 122,581,233
Shell PLC .............................. 6,207,201 262,287,454
384,868,687
a
Personal Care Products  —  4 .0%
Unilever PLC ........................... 2,415,035 136,090,955
a
Pharmaceuticals  —  13 .6%
AstraZeneca PLC ........................ 1,671,449 310,328,647
GSK PLC .............................. 4,483,972 113,384,489
Haleon PLC ............................ 9,845,376 44,446,195
468,159,331
a
Professional Services  —  3 .2%
Experian PLC ........................... 995,846 34,390,256
Intertek Group PLC ....................... 170,142 12,092,611
RELX PLC ............................. 1,973,826 64,413,864
110,896,731
a
Software  —  0 .3%
Sage Group PLC (The) ..................... 1,027,148 11,619,395
a
Specialty Retail  —  0 .2%
Kingfisher PLC .......................... 1,848,655 7,137,954
a

Schedule of Investments
(unaudited) (continued)
May 31, 2026
iShares
®
MSCI United Kingdom ETF
(Percentages shown are based on Net Assets)
2
Derivative Financial Instruments Outstanding as of Period End
Security Shares Value
a
Tobacco  —  4 .8%
British American Tobacco PLC ................ 2,219,581 $ 137,340,064
Imperial Brands PLC ...................... 818,256 29,671,306
167,011,370
a
Trading Companies & Distributors  —  1 .4%
Bunzl PLC ............................. 358,353 11,329,758
Sunbelt Rentals Holdings, Inc. ................ 453,773 35,564,568
46,894,326
a
Water Utilities  —  0 .8%
Severn Trent PLC ........................ 299,516 11,942,875
United Utilities Group PLC ................... 821,091 14,861,455
26,804,330
a
Wireless Telecommunication Services  —  1 .0%
Airtel Africa PLC
(c)
........................ 846,925 3,998,919
Vodafone Group PLC ...................... 20,397,186 30,651,349
34,650,268
a
Total Long-Term Investments — 99.2%
(Cost: $ 2,915,445,122 ) ............................... 3,417,453,431
Security Shares Value
a
Short-Term Securities
Money Market Funds  —  0 .0%
BlackRock Cash Funds: Treasury, SL Agency Shares ,
3.58%
(d) (e)
............................ 1,066,494 $ 1,066,494
a
Total Short-Term Securities — 0.0%
(Cost: $ 1,066,494 ) .................................. 1,066,494
Total Investments — 99.2%
(Cost: $ 2,916,511,616 ) ............................... 3,418,519,925
Other Assets Less Liabilities — 0 .8% ..................... 28,274,212
Net Assets — 100.0% ................................. $ 3,446,794,137
(a)
Non-income producing security.
(b)
Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(c)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(d)
Affiliate of the Fund.
(e)
Annualized 7-day yield as of period end.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended May 31, 2026 for purposes of Section 2(a)(3) of the Investment Company Act of
1940, as amended, were as follows:
Affiliated Issuer
Value at
08/31/25
Purchases
at Cost
Proceeds
from Sale s
Net Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
05/31/26
  Shares
Held at
05/31/26 Income
  Capital
Gain
Distributions
from
Underlying
Funds
BlackRock
Cash Funds:
Institutional, SL
Agency Shares
(a)
$ 5,184,941  $ —  $ (5,184,721)
(b)
$ 83  $ (303) $ —  —  $ 9,960
(c)
$ —
BlackRock Cash
Funds: Treasury,
SL Agency Shares 1,060,000  6,494
(b)
—  —  —  1,066,494  1,066,494  31,942  —
$ —  $ 83  $ (303)
$ 1,066,494
$ 41,902  $ —
(a)
As of period end, the entity is no longer held.
(b)
Represents net amount purchased (sold).
(c)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount
(000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
FTSE 100 Index ...................................................................... 208 06/19/26 $ 29,185 $ 401,616

iShares
®
MSCI United Kingdom ETF
Schedule of Investments
(unaudited) (continued)
May 31, 2026
3
Schedule of Investments
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
Level 1 – Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
Level 3 – Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks ......................................... $ 14,861,455  $ 3,402,591,974  $ 2  $ 3,417,453,431
Short-Term Securities
Money Market Funds ...................................... 1,066,494  —  —  1,066,494
$ 15,927,949  $ 3,402,591,974  $ 2  $ 3,418,519,925
Derivative Financial Instruments
(a)
Assets
Equity Contracts ........................................... $ 401,616  $ —  $ —  $ 401,616
(a)
Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.
Portfolio Abbreviation
REIT Real Estate Investment Trust